SCHEDULE OF ANTIDILUTIVE SECURITIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,725,485	2,259,812	6,428,594	2,691,509
ISO [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,011	6,164	6,011	6,178
Equity Classified Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,441,512	116,928	1,237,928	116,928
Liability Classified Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		2,020,139		2,020,139
Legacy Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,439,953		3,439,953
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,663,281		1,414,736
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,929,289
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	245,439	116,581	245,589	116,988
Representative Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			84,377
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				431,276